Subsequent events (Details Narrative) $ / shares in Units, $ in Millions		12 Months Ended
	Mar. 23, 2023 USD ($) $ / shares shares	Dec. 31, 2021 SGD ($)
Subsequent Event [Line Items]
Gross proceeds from shares issued		$ 4,710,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of ordinary shares issued | shares	2,800,000
Share price | $ / shares	$ 4.00
Gross proceeds from shares issued	$ 11.2